Investments in Joint Ventures and Associates - Additional Information (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures and associates [line items]
Dividend paid	CAD 0	CAD 0
PAE Limited [member]
Disclosure of joint ventures and associates [line items]
Percentage of investment in joint venture	40.00%
ESH MWH Limited. [member]
Disclosure of joint ventures and associates [line items]
Percentage of investment in joint venture	50.00%